UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Greystone Investment Management, LLC
Address: 3805 Edwards Road
         Suite 180
         Cincinnati, OH  45209

13F File Number:  28-10016

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ruth Wesner Adams
Title:     Chief Operating Officer
Phone:     513-731-8444

Signature, Place, and Date of Signing:

     Ruth Wesner Adams     Cincinnati, OH     July 27, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     51

Form13F Information Table Value Total:     $170,716 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALTRIA GROUP INC               COM              02209S103      999    15451 SH       Sole                    15451        0        0
AMERICAN EXPRESS CO            COM              025816109     5279    99169 SH       Sole                    99169        0        0
AMERICAN INTL GROUP INC        COM              026874107     1222    21029 SH       Sole                    21029        0        0
BANK OF AMERICA CORPORATION    COM              060505104      442     9695 SH       Sole                     9695        0        0
BEAR STEARNS COS INC           COM              073902108     1856    17857 SH       Sole                    17857        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      418        5 SH       Sole                        5        0        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207    11529     4142 SH       Sole                     4142        0        0
BOSTON PROPERTIES INC          COM              101121101      514     7345 SH       Sole                     7345        0        0
BURLINGTON RES INC             COM              122014103     7352   133099 SH       Sole                   133099        0        0
CENDANT CORP                   COM              151313103     5474   244691 SH       Sole                   244691        0        0
CINCINNATI FINL CORP           COM              172062101      587    14840 SH       Sole                    14840        0        0
CITIGROUP INC                  COM              172967101     1004    21710 SH       Sole                    21710        0        0
COCA COLA CO                   COM              191216100      398     9534 SH       Sole                     9534        0        0
COMCAST CORP NEW               CL A SPL         20030N200    10127   338124 SH       Sole                   338124        0        0
DIAGEO P L C                   SPON ADR NEW     25243Q205     5344    90121 SH       Sole                    90121        0        0
ENCANA CORP                    COM              292505104     1103    27856 SH       Sole                    27856        0        0
ENERPLUS RES FD                UNIT TR G NEW    29274D604      562    14700 SH       Sole                    14700        0        0
EXXON MOBIL CORP               COM              30231G102     1273    22144 SH       Sole                    22144        0        0
FEDERAL HOME LN MTG CORP       COM              313400301    15167   232508 SH       Sole                   232508        0        0
FEDERAL NATL MTG ASSN          COM              313586109     2642    45235 SH       Sole                    45235        0        0
FIFTH THIRD BANCORP            COM              316773100      600    14566 SH       Sole                    14566        0        0
GANNETT INC                    COM              364730101      785    11033 SH       Sole                    11033        0        0
GENERAL ELEC CO                COM              369604103     1550    44744 SH       Sole                    44744        0        0
HERSHEY CO                     COM              427866108      745    12000 SH       Sole                    12000        0        0
HOME DEPOT INC                 COM              437076102     3941   101307 SH       Sole                   101307        0        0
IAC INTERACTIVECORP            COM              44919P102     4967   206765 SH       Sole                   206765        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      275     3701 SH       Sole                     3701        0        0
JOHNSON & JOHNSON              COM              478160104      365     5618 SH       Sole                     5618        0        0
LABORATORY CORP AMER HLDGS     COM NEW          50540R409     7753   155378 SH       Sole                   155378        0        0
LEGG MASON INC                 COM              524901105     7963    76488 SH       Sole                    76488        0        0
LIBERTY MEDIA CORP NEW         COM SER A        530718105     8241   808718 SH       Sole                   808718        0        0
LOWES COS INC                  COM              548661107      436     7490 SH       Sole                     7490        0        0
MACK CALI RLTY CORP            COM              554489104      328     7250 SH       Sole                     7250        0        0
MBNA CORP                      COM              55262L100     6109   233539 SH       Sole                   233539        0        0
MERCK & CO INC                 COM              589331107      652    21153 SH       Sole                    21153        0        0
PETROCHINA CO LTD              SPONSORED  ADR   71646E100     4934    67179 SH       Sole                    67179        0        0
PFIZER INC                     COM              717081103     3884   140809 SH       Sole                   140809        0        0
PIONEER NAT RES CO             COM              723787107     5608   133272 SH       Sole                   133272        0        0
PLUM CREEK TIMBER CO INC       COM              729251108     4565   125752 SH       Sole                   125752        0        0
PROCTER & GAMBLE CO            COM              742718109     1462    27717 SH       Sole                    27717        0        0
ROYAL DUTCH PETE CO            NY REG EUR .56   780257804      389     6000 SH       Sole                     6000        0        0
SCHLUMBERGER LTD               COM              806857108      456     6000 SH       Sole                     6000        0        0
TIME WARNER INC                COM              887317105     2685   160666 SH       Sole                   160666        0        0
TJX COS INC NEW                COM              872540109     5762   236619 SH       Sole                   236619        0        0
TRIBUNE CO NEW                 COM              896047107      531    15100 SH       Sole                    15100        0        0
VANGUARD INDEX TR              STK MRK VIPERS   922908769      353     3009 SH       Sole                     3009        0        0
WASHINGTON FED INC             COM              938824109     2322    98727 SH       Sole                    98727        0        0
WELLPOINT INC                  COM              94973V107     9902   142190 SH       Sole                   142190        0        0
WELLS FARGO & CO NEW           COM              949746101     6553   106418 SH       Sole                   106418        0        0
WYETH                          COM              983024100      843    18940 SH       Sole                    18940        0        0
YANKEE CANDLE INC              COM              984757104     2465    76801 SH       Sole                    76801        0        0